CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock Series B Preferred Stock	Preferred Stock Series C preferred stock	Preferred Stock Series D Preferred Stock	Preferred Stock	Common Stock	Additional Paid-in Capital Series C preferred stock	Additional Paid-in Capital Series D Preferred Stock	Additional Paid-in Capital	Retained Earnings Series C preferred stock	Retained Earnings Series D Preferred Stock	Retained Earnings OceanPal Inc. Predecessors [Member]	Retained Earnings	Series B Preferred Stock	Series C preferred stock	Series D Preferred Stock	OceanPal Inc. Predecessors [Member]	Total
Balance at the beginning at Dec. 31, 2018											$ (103,313,797)					$ 38,229,247
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income											(1,862,852)					(1,862,852)	$ (1,862,852)
Balance at the end at Dec. 31, 2019											(105,176,649)					34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income											(3,795,959)					(3,795,959)	(3,795,959)
Balance at the end at Dec. 31, 2020											(108,972,608)					35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income											750,983					750,983	750,983
Balance at the end at Nov. 29, 2021											$ (108,221,625)					$ 32,856,325
Balance at the beginning at Apr. 14, 2021					$ 5,000
Balance at the beginning (in shares) at Apr. 14, 2021					500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income												$ 134,000					134,000
Cancellation of common stock					$ 5,000
Cancellation of common stock (in shares)					500
Issuance of stock	$ 5,000				$ 9,000	$ 7,570,000		$ 40,500,000					$ 5,000	$ 7,570,000			40,509,000
Issuance of stock (in shares)	500,000	10,000			882,024
Dividends on Preferred Stock									$ (69,000)					(69,000)
Balance at the end at Dec. 31, 2021	$ 5,000				$ 9,000			48,070,000				65,000					48,149,000
Balance at the end (in shares) at Dec. 31, 2021	500,000			10,000	882,024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income												(326,000)					(326,000)
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and Class A warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6(a) and 6(b))					$ 13,000			10,682,000									10,695,000
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and Class A warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6(a) and 6(b)) (in shares)					1,307,143
Issuance of 128,142 shares of common stock and 2,430,000 Class A warrants upon exercise of underwriters' over-allotment option (Note 6(a) and 6(b))					$ 1,000			897,000									898,000
Issuance of 128,142 shares of common stock and 2,430,000 Class A warrants upon exercise of underwriters' over-allotment option (Note 6(a) and 6(b)) (in shares)					128,142
Issuance of common stock following exercise of 4,156,000 Class A warrants and 2,500,000 prefunded warrants (Note 6(a) and 6(b))					$ 7,000			3,136,000									3,143,000
Issuance of common stock following exercise of 4,156,000 Class A warrants and 2,500,000 prefunded warrants (Note 6(a) and 6(b)) (in shares)					665,600
Issuance of stock							$ 17,600,000								$ 17,600,000
Issuance of stock (in shares)			25,000
Compensation cost on restricted stock awards (Note 6(f))								568,000									568,000
Dividends declared and paid ($0.5 per share of common stock and class A warrant)								(1,767,000)				(448,000)					(2,215,000)
Dividends declared and paid ($0.1 per share of common stock and Class A warrant)								0				(886,000)					(886,000)
Series D preferred stock redemption and issuance of common stock					$ 72,000			62,000				(134,000)
Series D preferred stock redemption and issuance of common stock (in shares)			(15,828)		7,201,087
Dividends on Preferred Stock						$ (475,000)	$ 0		$ (475,000)	$ (117,000)				$ (950,000)	$ (117,000)
Balance at the end at Dec. 31, 2022	$ 5,000				$ 102,000			$ 78,773,000				$ (2,321,000)					$ 76,559,000
Balance at the end (in shares) at Dec. 31, 2022	500,000		9,712	10,000	10,183,996